Note Payable (Details) - Notes Payable, Other Payables [Member] - USD ($)	Jan. 31, 2024	Jun. 30, 2024
Note Payable [Line Items]
Note payable payment	$ 396,000
Note payable term	10 months
Interest rate percentage	7.99%
Note payable		$ 201,285